UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 19.87%
Federal Farm Credit Bank
0.150%, due 08/06/13[1]	75,000,000	74,960,312
Federal Home Loan Bank
0.140%, due 06/28/13[1]	100,000,000	99,965,778
0.130%, due 08/23/13[1]	25,000,000	24,987,000
0.120%, due 08/30/13[1]	50,000,000	49,974,833
Federal Home Loan Mortgage Corp.*
0.155%, due 04/06/13[2]	200,000,000	199,992,229
0.145%, due 06/10/13[1]	57,500,000	57,483,788
0.115%, due 07/29/13[1]	50,000,000	49,980,993
0.130%, due 08/26/13[1]	37,800,000	37,779,935
Federal National Mortgage Association*
0.140%, due 06/12/13[1]	36,496,000	36,485,781
0.145%, due 06/12/13[1]	100,800,000	100,770,768
0.150%, due 08/21/13[1]	36,448,000	36,426,435
0.150%, due 09/03/13[1]	156,900,000	156,798,669
US Treasury Bills
0.055%, due 05/30/13[1]	195,000,000	194,982,423
0.125%, due 09/05/13[1]	145,000,000	144,920,955
US Treasury Notes
1.750%, due 04/15/13	189,825,000	189,940,086
1.375%, due 05/15/13	105,000,000	105,154,733
1.125%, due 06/15/13	125,000,000	125,233,598
3.125%, due 08/31/13	100,000,000	101,213,302
0.125%, due 09/30/13	50,000,000	49,981,042
2.750%, due 10/31/13	94,130,000	95,549,776
0.500%, due 11/15/13	100,000,000	100,187,885
0.750%, due 12/15/13	155,900,000	156,517,240

Total US government and agency obligations (cost — $2,189,287,561)		2,189,287,561

Bank note — 1.13%
Banking-US — 1.13%
Bank of America N.A.
0.200%, due 04/22/13 (cost — $125,000,000)	125,000,000	125,000,000

Certificates of deposit — 19.78%
Banking-non-US — 15.83%
Bank of Montreal
0.200%, due 06/06/13	100,000,000	100,000,000
Bank of Nova Scotia
0.253%, due 04/19/13[2]	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.160%, due 04/15/13	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
0.292%, due 04/10/13[2]	80,000,000	80,000,000
Credit Agricole Corporate & Investment Bank
0.170%, due 04/04/13	100,000,000	100,000,000
Credit Industriel et Commercial
0.300%, due 06/03/13	115,000,000	115,000,000
Credit Suisse
0.230%, due 06/11/13	100,000,000	100,000,000
Mizuho Corporate Bank Ltd.
0.255%, due 04/09/13	100,000,000	100,000,111
0.260%, due 04/09/13	80,000,000	80,000,000
0.230%, due 06/03/13	125,000,000	125,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Norinchukin Bank Ltd.
0.150%, due 04/04/13	10,000,000	10,000,000
0.180%, due 04/04/13	126,000,000	126,000,000
Rabobank Nederland NV
0.434%, due 06/25/13[2]	80,000,000	80,000,000
Royal Bank of Canada
0.352%, due 04/30/13[2]	20,000,000	20,000,000
0.346%, due 05/06/13[2]	32,000,000	32,000,000
0.342%, due 05/10/13[2]	36,000,000	36,000,000
Societe Generale
0.210%, due 04/05/13	152,000,000	152,000,000
Sumitomo Mitsui Banking Corp.
0.250%, due 04/08/13	125,000,000	125,000,000
Svenska Handelsbanken AB
0.230%, due 04/02/13	104,000,000	104,000,000
Toronto-Dominion Bank
0.301%, due 04/26/13[2]	84,000,000	84,000,000

		1,744,000,111

Banking-US — 3.95%
Branch Banking & Trust Co.
0.254%, due 04/04/13[2]	115,000,000	115,000,000
Citibank N.A.
0.180%, due 04/08/13	170,000,000	170,000,000
0.180%, due 04/22/13	50,000,000	50,000,000
0.180%, due 04/22/13	100,000,000	100,000,000

		435,000,000

Total certificates of deposit (cost — $2,179,000,111)		2,179,000,111

Commercial paper[1] — 46.54%
Asset backed-auto & truck — 0.95%
FCAR Owner Trust II
0.210%, due 05/10/13	80,000,000	79,981,800
0.190%, due 06/03/13	25,000,000	24,991,687

		104,973,487

Asset backed-miscellaneous — 18.22%
CAFCO LLC
0.180%, due 04/18/13	50,000,000	49,995,750
Cancara Asset Securitisation LLC
0.230%, due 04/18/13	52,000,000	51,994,352
0.200%, due 05/16/13	18,000,000	17,995,500
Chariot Funding LLC
0.280%, due 04/16/13	94,000,000	93,989,033
0.180%, due 05/08/13	45,000,000	44,991,675
0.320%, due 06/18/13	50,000,000	49,965,333
0.320%, due 06/19/13	83,000,000	82,941,715
0.260%, due 09/05/13	50,000,000	49,943,306
Gotham Funding Corp.
0.180%, due 04/25/13	20,000,000	19,997,600
0.210%, due 06/14/13	75,000,000	74,967,625
0.210%, due 06/20/13	45,000,000	44,979,000
Jupiter Securitization Co. LLC
0.280%, due 04/18/13	95,000,000	94,987,439

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
Liberty Street Funding LLC
0.190%, due 06/25/13	144,000,000	143,935,400
Market Street Funding LLC
0.190%, due 04/17/13	50,000,000	49,995,778
0.190%, due 05/10/13	95,000,000	94,980,446
0.180%, due 06/06/13	48,000,000	47,984,160
0.180%, due 06/24/13	95,000,000	94,960,100
Nieuw Amsterdam Receivables Corp.
0.170%, due 04/15/13	73,750,000	73,745,124
Old Line Funding LLC
0.220%, due 04/15/13	94,125,000	94,116,947
0.170%, due 05/17/13	45,000,000	44,990,225
0.180%, due 06/19/13	100,000,000	99,960,500
0.310%, due 07/22/13	50,000,000	49,951,778
Regency Markets No. 1 LLC
0.170%, due 04/05/13	80,000,000	79,998,489
0.180%, due 04/15/13	39,019,000	39,016,269
Sheffield Receivables Corp.
0.220%, due 05/22/13	50,000,000	49,984,417
Thunder Bay Funding LLC
0.270%, due 04/01/13	47,000,000	47,000,000
0.210%, due 07/22/13	100,000,000	99,934,667
Victory Receivables Corp.
0.190%, due 04/02/13	45,727,000	45,726,759
0.200%, due 05/07/13	50,658,000	50,647,868
0.210%, due 05/09/13	123,000,000	122,972,735

		2,006,649,990

Banking-non-US — 7.16%
ANZ National International Ltd.
0.300%, due 05/15/13[2]	47,000,000	46,999,742
0.303%, due 06/06/13[2]	60,000,000	60,000,000
Barclays Bank PLC
0.270%, due 05/10/13	154,000,000	153,954,955
0.270%, due 05/20/13	93,000,000	92,965,823
BPCE SA
0.160%, due 04/04/13	30,000,000	29,999,600
Mizuho Funding LLC
0.270%, due 04/02/13	115,000,000	114,999,138
Skandinaviska Enskilda Banken AB
0.215%, due 04/16/13	100,000,000	99,991,042
0.350%, due 06/10/13	75,000,000	74,948,958
Svenska Handelsbanken Inc.
0.250%, due 04/12/13	115,000,000	114,991,215

		788,850,473

Banking-US — 13.33%
Bedford Row Funding Corp.
0.420%, due 12/16/13	66,000,000	65,800,570
BNP Paribas Finance, Inc.
0.130%, due 04/02/13	100,000,000	99,999,639
0.230%, due 06/17/13	116,000,000	115,942,934
Deutsche Bank Financial LLC
0.440%, due 06/10/13	80,000,000	79,931,556
ING (US) Funding LLC
0.180%, due 04/08/13	35,730,000	35,728,749

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-US — (concluded)
JPMorgan Chase & Co.
0.260%, due 07/29/13	90,000,000	89,922,650
0.350%, due 12/02/13	50,000,000	49,880,903
Natixis US Finance Co. LLC
0.180%, due 04/01/13	175,000,000	175,000,000
0.210%, due 04/08/13	125,000,000	124,994,896
Nordea N.A., Inc.
0.195%, due 06/04/13	113,426,000	113,386,679
Northern Pines Funding LLC
0.500%, due 07/01/13	100,000,000	99,873,611
Societe Generale N.A., Inc.
0.140%, due 04/01/13	98,000,000	98,000,000
State Street Corp.
0.200%, due 05/06/13	175,000,000	174,965,972
0.170%, due 05/13/13	45,000,000	44,991,075
Toronto-Dominion Holdings USA, Inc.
0.140%, due 04/01/13	100,000,000	100,000,000

		1,468,419,234

Finance-captive automotive — 1.73%
Toyota Motor Credit Corp.
0.240%, due 06/12/13	115,000,000	114,944,800
0.260%, due 09/16/13	75,000,000	74,909,000

		189,853,800

Finance-noncaptive diversified — 2.55%
General Electric Capital Corp.
0.240%, due 04/01/13	100,000,000	100,000,000
0.230%, due 04/24/13	100,000,000	99,985,305
0.220%, due 06/07/13	80,900,000	80,866,876

		280,852,181

Insurance-life — 2.60%
MetLife Short Term Funding LLC
0.170%, due 05/10/13	47,000,000	46,991,344
0.170%, due 06/07/13	107,000,000	106,966,147
0.190%, due 06/17/13	61,000,000	60,975,210
Prudential Funding LLC
0.200%, due 04/15/13	71,900,000	71,894,408

		286,827,109

Total commercial paper (cost — $5,126,426,274)		5,126,426,274

Short-term corporate obligation — 0.45%
Banking-US — 0.45%
Wells Fargo Bank N.A.
0.354%, due 06/24/13[2] (cost — $50,000,000)	50,000,000	50,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — 10.41%
Repurchase agreement dated 03/28/13 with Bank of America Securities, 0.120% due 04/01/13, collateralized by $35,583,700 US Treasury Notes, 0.750% due 08/15/13; (value — $35,700,039); proceeds: $35,000,467	35,000,000	35,000,000
Repurchase agreement dated 03/28/13 with Bank of America Securities, 0.130% due 04/01/13, collateralized by $262,665,200 US Treasury Notes, 1.750% due 05/31/16; (value — $275,400,017); proceeds: $270,003,900	270,000,000	270,000,000
Repurchase agreement dated 03/28/13 with Barclays Capital, Inc., 0.150% due 04/01/13, collateralized by $20,427,000 US Treasury Notes, 0.250% due 09/15/15; (value — $20,400,084); proceeds: $20,000,333	20,000,000	20,000,000
Repurchase agreement dated 03/28/13 with Deutsche Bank Securities, Inc., 0.150% due 04/01/13, collateralized by $26,346,500 US Treasury Notes, 0.750% due 10/31/17; (value — $26,520,026); proceeds: $26,000,433	26,000,000	26,000,000
Repurchase agreement dated 03/28/13 with Deutsche Bank Securities, Inc., 0.200% due 04/01/13, collateralized by $118,518,000 Federal Home Loan Mortgage Corp. obligations, 0.500% to 2.500% due 04/23/14 to 10/02/19 and $58,029,000 Federal National Mortgage Association obligations, 0.560% to 1.150% due 06/27/16 to 02/28/18; (value — $178,500,224); proceeds: $175,003,889	175,000,000	175,000,000
Repurchase agreement dated 03/28/13 with Goldman Sachs & Co., 0.100% due 04/01/13, collateralized by $152,566,900 US Treasury Inflation Index Notes, 2.375% due 01/15/17; (value — $204,000,046); proceeds: $200,002,222	200,000,000	200,000,000
Repurchase agreement dated 03/28/13 with Goldman Sachs & Co., 0.180% due 04/01/13, collateralized by $114,370,000 Federal Home Loan Bank obligations, 2.220% to 3.000% due 12/27/22 to 03/25/27, $61,138,000 Federal Home Loan Mortgage Corp. obligations, 1.250% to 2.500% due 01/07/14 to 08/01/19, $157,557,000 Federal National Mortgage Association obligations, 1.000% to 4.625% due 10/15/14 to 12/28/17 and $78,127,000 Tennessee Valley Authority Bonds, 1.875% to 5.880% due 06/15/15 to 09/15/60; (value — $428,400,647); proceeds: $420,008,400	420,000,000	420,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)

Repurchase agreement dated 03/28/13 with State Street Bank and Trust Co., 0.010% due 04/01/13, collateralized by $232,556 Federal Home Loan Mortgage Corp. obligations, 1.960% due 11/07/22 and $905 Federal National Mortgage Association obligations, 2.170% due 11/07/22;
(value — $229,596); proceeds: $225,000

	225,000	225,000

Total repurchase agreements (cost — $1,146,225,000)		1,146,225,000

Total investments (cost — $10,815,938,946 which approximates cost for federal income tax purposes) — 98.18%		10,815,938,946
Other assets in excess of liabilities — 1.82%		199,968,802

Net assets (applicable to 11,017,210,525 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		11,015,907,748

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	2,189,287,561	—	2,189,287,561
Bank note		125,000,000		125,000,000
Certificates of deposit	—	2,179,000,111	—	2,179,000,111
Commercial paper	—	5,126,426,274	—	5,126,426,274
Short-term corporate obligation	—	50,000,000	—	50,000,000
Repurchase agreements	—	1,146,225,000	—	1,146,225,000

Total	—	10,815,938,946	—	10,815,938,946

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	74.8
Japan	9.0
Canada	4.0
France	3.7
Sweden	3.6
United Kingdom	2.3
Australia	1.0
Switzerland	0.9
Netherlands	0.7

Total	100.0

Weighted average maturity — 55 days

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2012.

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 77.04%
Federal Farm Credit Bank
0.030%, due 04/05/13[1]	150,000,000	149,999,500
0.070%, due 04/18/13[1]	10,000,000	9,999,669
0.060%, due 05/09/13[1]	95,000,000	94,993,983
0.190%, due 11/07/13[1]	50,000,000	49,941,944
Federal Home Loan Bank
0.160%, due 04/01/13[2]	100,000,000	99,990,992
0.180%, due 04/01/13[2]	100,000,000	100,000,000
0.100%, due 04/25/13[1]	125,000,000	124,991,667
0.130%, due 05/24/13[1]	50,000,000	49,990,431
Federal Home Loan Mortgage Corp.*
0.155%, due 04/06/13[2]	35,000,000	34,998,640
0.140%, due 07/09/13[1]	65,000,000	64,974,975
0.130%, due 08/27/13[1]	50,000,000	49,973,278
0.150%, due 09/05/13[1]	75,000,000	74,950,937
US Treasury Bills
0.090%, due 04/18/13[1]	25,000,000	24,998,937
0.074%, due 04/25/13[1]	250,000,000	249,987,683
0.108%, due 08/08/13[1]	100,000,000	99,961,390
US Treasury Inflation Index Notes (TIPS)
0.625%, due 04/15/13	108,938,000	109,241,883
US Treasury Notes
1.750%, due 04/15/13	25,000,000	25,015,553
0.625%, due 04/30/13	20,000,000	20,006,464
3.625%, due 05/15/13	25,000,000	25,107,664
0.500%, due 05/31/13	120,000,000	120,082,863
0.375%, due 06/30/13	25,000,000	25,016,050
0.375%, due 07/31/13	25,000,000	25,017,434
3.375%, due 07/31/13	50,000,000	50,528,989
3.125%, due 08/31/13	10,000,000	10,121,330
0.500%, due 10/15/13	20,000,000	20,036,385
2.750%, due 10/31/13	85,000,000	86,270,795
0.500%, due 11/15/13	25,000,000	25,045,569
2.000%, due 11/30/13	50,000,000	50,594,944
4.000%, due 02/15/14	25,000,000	25,840,137

Total US government and agency obligations (cost — $1,897,680,086)		1,897,680,086

Repurchase agreements — 22.84%
Repurchase agreement dated 03/28/13 with Bank of America Securities, 0.120% due 04/01/13, collateralized by $35,583,700 US Treasury Notes, 0.750% due 08/15/13; (value — $35,700,039); proceeds: $35,000,467	35,000,000	35,000,000
Repurchase agreement dated 03/28/13 with Barclays Capital, Inc., 0.150% due 04/01/13, collateralized by $20,507,600 US Treasury Bonds, 4.625% due 02/15/40 and $166,557,000 US Treasury Notes, 0.250% due 03/31/14; (value — $193,800,075); proceeds: $190,003,167	190,000,000	190,000,000
Repurchase agreement dated 03/28/13 with Deutsche Bank Securities, Inc., 0.150% due 04/01/13, collateralized by $88,480,100 US Treasury Notes, 0.375% due 11/15/15; (value — $88,740,034); proceeds: $87,001,450	87,000,000	87,000,000

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/28/13 with Goldman Sachs & Co., 0.100% due 04/01/13, collateralized by $197,640,400 US Treasury Inflation Index Notes, 1.625% due 01/15/15; (value — $255,000,073); proceeds: $250,002,778	250,000,000	250,000,000
Repurchase agreement dated 03/28/13 with State Street Bank and Trust Co., 0.010% due 04/01/13, collateralized by $568,470 Federal Home Loan Mortgage Corp. obligations, 1.960% due 11/07/22 and $2,212 Federal National Mortgage Association obligations, 2.170% due 11/07/22; (value — $561,235); proceeds: $550,001	550,000	550,000

Total repurchase agreements (cost — $562,550,000)		562,550,000

Total investments (cost — $2,460,230,086 which approximates cost for federal income tax purposes) — 99.88%		2,460,230,086
Other assets in excess of liabilities — 0.12%		2,864,472

Net assets (applicable to 2,463,627,059 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		2,463,094,558

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuaing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	1,897,680,086	—	1,897,680,086
Repurchase agreements	—	562,550,000	—	562,550,000

Total	—	2,460,230,086	—	2,460,230,086

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 60 days

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2012.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 20.06%
Federal Home Loan Mortgage Corp.*
0.155%, due 04/06/13[1]	15,000,000	14,999,417
0.140%, due 07/09/13[2]	11,000,000	10,995,765
Federal National Mortgage Association *
0.150%, due 09/03/13[2]	8,000,000	7,994,833
US Treasury Bills
0.075%, due 04/11/13[2]	15,000,000	14,999,688
0.059%, due 04/15/13[2]	20,000,000	19,999,545
0.070%, due 04/25/13[2]	20,000,000	19,999,067
0.106%, due 08/01/13[2]	39,200,000	39,185,919
US Treasury Notes
1.750%, due 04/15/13	18,275,000	18,286,092
0.625%, due 04/30/13	5,000,000	5,001,646
1.375%, due 05/15/13	15,000,000	15,022,105
0.375%, due 06/30/13	12,000,000	12,005,806
3.125%, due 08/31/13	15,000,000	15,181,995
0.125%, due 09/30/13	14,900,000	14,894,350
0.500%, due 11/15/13	25,000,000	25,048,527
0.750%, due 12/15/13	22,000,000	22,087,250
1.000%, due 01/15/14	6,000,000	6,038,823

Total US government and agency obligations (cost — $261,740,828)		261,740,828

Certificates of deposit — 15.02%
Banking-non-US — 11.19%
Bank of Montreal
0.170%, due 04/12/13	15,000,000	15,000,000
Bank of Nova Scotia
0.253%, due 04/19/13[1]	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 04/08/13	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
0.292%, due 04/10/13[1]	10,000,000	10,000,000
Mizuho Corporate Bank
0.260%, due 04/09/13	16,000,000	16,000,000
Norinchukin Bank Ltd.
0.150%, due 04/04/13	5,000,000	5,000,000
0.180%, due 04/04/13	5,000,000	5,000,000
Rabobank Nederland NV
0.434%, due 06/25/13[1]	9,000,000	9,000,000
Royal Bank of Canada
0.346%, due 05/06/13[1]	10,000,000	10,000,000
Societe Generale
0.210%, due 04/05/13	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
0.250%, due 04/08/13	10,000,000	10,000,000
0.230%, due 05/06/13	23,000,000	23,000,000
Svenska Handelsbanken AB
0.230%, due 04/02/13	10,000,000	10,000,000

		146,000,000

Banking-US — 3.83%
Branch Banking & Trust Co.
0.254%, due 04/04/13[1]	14,000,000	14,000,000
0.130%, due 04/09/13	15,000,000	15,000,000

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
Citibank N.A.
0.180%, due 04/22/13	10,000,000	10,000,000
Wells Fargo Bank NA
0.170%, due 06/07/13	11,000,000	11,000,000

		50,000,000

Total certificates of deposit (cost — $196,000,000)		196,000,000

Commercial paper[2] — 56.17%
Asset backed-auto & truck — 1.49%
FCAR Owner Trust II
0.190%, due 06/03/13	19,500,000	19,493,516

Asset backed-banking US — 1.53%
Atlantis One Funding
0.200%, due 06/24/13	20,000,000	19,990,667

Asset backed-miscellaneous — 20.31%
Barton Capital LLC
0.200%, due 04/15/13	12,218,000	12,217,050
Cancara Asset Securitisation LLC
0.210%, due 04/08/13	8,750,000	8,749,643
0.220%, due 04/18/13	9,000,000	8,999,065
0.190%, due 04/22/13	10,000,000	9,998,891
0.200%, due 05/16/13	10,000,000	9,997,500
Chariot Funding LLC
0.250%, due 04/18/13	10,000,000	9,998,819
Gotham Funding Corp.
0.200%, due 06/11/13	20,000,000	19,992,111
Jupiter Securitization Co. LLC
0.260%, due 09/10/13	10,000,000	9,988,300
Liberty Street Funding LLC
0.190%, due 06/17/13	32,400,000	32,386,833
Market Street Funding LLC
0.150%, due 04/29/13	12,000,000	11,998,600
0.190%, due 05/10/13	10,000,000	9,997,942
Nieuw Amsterdam Receivables Corp.
0.170%, due 04/15/13	20,000,000	19,998,678
Old Line Funding Corp. LLC
0.220%, due 04/15/13	13,000,000	12,998,888
0.190%, due 04/17/13	10,000,000	9,999,155
Regency Markets No. 1 LLC
0.180%, due 04/15/13	20,000,000	19,998,600
0.180%, due 04/22/13	15,000,000	14,998,425
Sheffield Receivables Corp.
0.170%, due 05/13/13	5,800,000	5,798,850
Victory Receivables Corp.
0.180%, due 04/02/13	10,000,000	9,999,950
0.190%, due 04/11/13	7,000,000	6,999,630
0.170%, due 04/23/13	10,000,000	9,998,961
0.200%, due 05/02/13	10,000,000	9,998,278

		265,114,169

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — 12.26%
ANZ National International Ltd.
0.303%, due 06/06/13[1]	7,000,000	7,000,000
BPCE SA
0.160%, due 04/04/13	10,000,000	9,999,867
Erste Abwicklungsanstalt
0.190%, due 04/30/13	9,000,000	8,998,623
0.200%, due 05/07/13	15,000,000	14,997,000
0.200%, due 05/10/13	10,000,000	9,997,833
Lloyds TSB Bank PLC
0.210%, due 06/26/13	10,000,000	9,994,983
Mizuho Funding LLC
0.270%, due 04/02/13	16,000,000	15,999,880
Skandinaviska Enskilda Banken AB
0.250%, due 04/12/13	16,000,000	15,998,778
0.215%, due 04/16/13	10,000,000	9,999,104
0.205%, due 05/31/13	15,000,000	14,994,875
UOB Funding LLC
0.150%, due 04/01/13	20,000,000	20,000,000
0.200%, due 06/26/13	10,000,000	9,995,222
Westpac Securities NZ Ltd.
0.385%, due 04/02/13[1],3	6,000,000	6,000,000
0.253%, due 04/18/13[1]	6,000,000	5,999,666

		159,975,831

Banking-US — 12.41%
Barclays US Funding Corp.
0.220%, due 05/15/13	5,000,000	4,998,656
Bedford Row Funding Corp.
0.420%, due 12/16/13	7,000,000	6,978,848
BNP Paribas Finance, Inc.
0.100%, due 04/02/13	20,000,000	19,999,945
0.230%, due 06/17/13	5,000,000	4,997,540
Deutsche Bank Financial LLC
0.440%, due 06/10/13	12,000,000	11,989,733
ING (US) Funding LLC
0.180%, due 04/08/13	10,000,000	9,999,650
Natixis US Finance Co. LLC
0.200%, due 04/05/13	15,000,000	14,999,667
0.210%, due 04/08/13	13,000,000	12,999,469
Northern Pines Funding LLC
0.500%, due 07/01/13	12,000,000	11,984,833
Societe Generale N.A., Inc.
0.140%, due 04/01/13	20,000,000	20,000,000
State Street Corp.
0.200%, due 05/06/13	15,000,000	14,997,083
0.170%, due 05/13/13	17,000,000	16,996,629
Toronto-Dominion Holdings USA, Inc.
0.130%, due 04/01/13	5,000,000	5,000,000
0.195%, due 05/17/13	6,000,000	5,998,505

		161,940,558

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Finance-captive automotive — 2.07%
Toyota Motor Credit Corp.
0.230%, due 05/22/13	12,000,000	11,996,090
0.240%, due 08/30/13	15,000,000	14,984,900

		26,980,990

Finance-noncaptive diversified — 1.53%
General Electric Capital Corp.
0.240%, due 04/01/13	10,000,000	10,000,000
0.220%, due 06/07/13	10,000,000	9,995,906

		19,995,906

Insurance-life — 2.99%
MetLife Short Term Funding LLC
0.150%, due 04/11/13	9,000,000	8,999,625
0.150%, due 04/16/13	15,000,000	14,999,062
0.170%, due 04/24/13	10,000,000	9,998,914
Prudential Funding LLC
0.200%, due 04/15/13	5,000,000	4,999,611

		38,997,212

Retail-discount — 1.58%
Wal-Mart Stores Inc.
0.100%, due 04/08/13	20,590,000	20,589,600

Total commercial paper (cost — $733,078,449)		733,078,449

Repurchase agreements — 8.74%
Repurchase agreement dated 03/28/13 with Barclays Capital, Inc., 0.150% due 04/01/13, collateralized by $54,853,400 US Treasury Notes, 1.000% due 03/31/17; (value — $56,100,085); proceeds: $55,000,917	55,000,000	55,000,000
Repurchase agreement dated 03/28/13 with Deutsche Bank Securities, Inc., 0.200% due 04/01/13, collateralized by $24,285,000 Federal Home Loan Mortgage Corp. obligations, 0.875% due 03/07/18 and $33,535,000 Federal National Mortgage Association obligations, 2.000% due 08/18/15 (value — $59,160,525); proceeds: $58,001,289	58,000,000	58,000,000
Repurchase agreement dated 03/28/13 with State Street Bank and Trust Co., 0.010% due 04/01/13, collateralized by $1,074,925 Federal Home Loan Mortgage Corp. obligations, 1.960% due 11/07/22 and $4,183 Federal National Mortgage Association obligations, 2.170% due 11/07/22 (value — $1,061,245); proceeds: $1,040,001	1,040,000	1,040,000

Total repurchase agreements (cost — $114,040,000)		114,040,000

Total investments (cost — $1,304,859,277 which approximates cost for federal income tax purposes) — 99.99%		1,304,859,277
Other assets in excess of liabilities — 0.01%		77,958

Net assets (applicable to 1,304,935,094 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,304,937,235

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	261,740,828	—	261,740,828
Certificates of deposit	—	196,000,000	—	196,000,000
Commercial paper	—	733,078,449	—	733,078,449
Repurchase agreements	—	114,040,000	—	114,040,000

Total	—	1,304,859,277	—	1,304,859,277

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 50 days

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	74.5
Japan	9.0
Sweden	3.9
Canada	2.9
Germany	2.6
Singapore	2.3
France	1.9
Australia	1.4
United Kingdom	0.8
Netherlands	0.7

Total	100.0

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.46% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio acronym
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2012.

UBS RMA Money Fund Inc.

UBS RMA Money Fund Inc.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2013